U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.           Name and Address of Issuer:

              Maxim Series Fund, Inc.
              8515 East Orchard Road
              Englewood, Colorado 80111
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

             (1) Money Market Portfolio; (2) Bond Portfolio; (3) Stock Index Portfolio; (4) U.S. Government Securities Portfolio; (5) Maxim INVESCO Balanced Portfolio(6) Total Return Portfolio; (7) Small-Cap Index Portfolio; (8) International Equity Portfolio; (9) Mid-Cap Portfolio; (10) Maxim T. Rowe Price Equity/Income Portfolio; (11) Maxim INVESCO Small-Cap Growth Portfolio; (12) Maxim INVESCO ADR Portfolio; (13) Small-Cap Value Portfolio; (14) Corporate Bond Portfolio; (15) Investment Grade Corporate Bond Portfolio; (16) Value Index Portfolio; (17) Growth Index Portfolio;
      (18) Small-Cap Aggressive Growth Portfolio; (19) Foreign Equity Portfolio;
      (20) U.S. Government Mortgage Securities Portfolio; (21) Short-Term Maturity Bond Portfolio; (22) Blue Chip Portfolio; (23) MidCap Growth Portfolio; (24) Aggressive Profile Portfolio; (25) Moderately Aggressive Profile Portfolio; (26) Moderate Profile Portfolio; (27) Moderately Conservative Profile Portfolio; and (28) Conservative Profile Portfolio.
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3.           Investment Company Act File Number:   811-3364

              Securities Act File Number:        2-75503
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4(a). Last day of fiscal year for which this notice is filed:

              December 31, 1997
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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4(c). |_|   Check box if this is the last time the issuer will be filing this Form

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5. Calculation of registration fee:

              (i)  Aggregate sale price of
      securities sold during the
         fiscal year pursuant to section
         24(f):                                            $ 1,232,797,053

      (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal
         year:                                             $ 1,037,462,915

      (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ended no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the
         Commission:
                                                           $    N/A       .
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       (iv) Total available redemption credits [add Items 5(ii) and
         5(iii)]
                                                         -- $    1,037,462,915
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      (v)Net sales ---- if Item 5(i) is greater than Item 5(iv)  [subtract  Item
         5(iv) from Item 5(i)]:                             $  195,334,189

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      (vi) Redemption credits available for use in future years $ N/A . ----if Item 5(i) is less than Item 5(iv)
      [subtract
              Item 5(iv) from Item 5(i)]:
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      (vii) Multiplier for determining registration fee (see Instruction C.
         9):                                          X         0.000295

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
           if no fee is due):                          $     57,623.57

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6.           Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                      + $             N/A               .

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                         = $         57,623.57          .
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9. Date the registration fee an any interest payment was sent to the Commission's lockbox depository

            Method of Delivery:

                        |X| Wire Transfer
                             |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*                                /s/ G.R. Derback

                                                       G.R. Derback, Treasurer

                                                       Maxim Series Fund, Inc.

  Date  3/16/98

*Please print the name and title of the signing officer below the signature.